Subsequent Events, textual (Details) (USD $)								1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Paraskevi	Jan. 31, 2013 Pedhoulas Commander	Jan. 31, 2013 Interest Rate Derivative	Jan. 31, 2013 Second Hand Vessel Acquisition Paraskevi dwt	Jan. 31, 2013 Second Hand Vessel Acquisition Pedhoulas Commander dwt	Jan. 31, 2013 Early delivery	Feb. 18, 2013 Dividend declaration [Member] Common Stock
DerivativeInstrumentDetailAbstract
Derivative, Fixed Interest Rate					0.98%
Notional Amount of Derivatives	$ 505,826,000	$ 547,097,000			$ 14,000,000
Vessel acquisition
Vessel Capacity						74,300	83,700
Vessel Purchase Price			13,850,000	19,400,000
Advances Paid Under Memorandum of Agreement On Signing Date			2,770,000	1,940,000
Advances To Be Paid Under Memorandum of Agreement On Delivery Date			11,080,000	17,460,000
Early Redelivery Income Net [Abstract]
Cash Compensation Received On Contract Termination Net								13,060,000
Time Charter Daily Fixed Rate								8,000
Charter Contract Period								22 months
Dividend declaration
Dividends Payable, Amount Per Share									$ 0.05
Dividends Payable									$ 3,834,000
Dividends Payable, Date Of Record									Mar. 04, 2013
Dividends Payable, Date to be Paid									Mar. 08, 2013